Share-based Payments - Schedule of Award Activity Related to Other Awards (Details) - ¥ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Phantom stock appreciation rights (PSARs)
Number of shares
As of beginning of the year (in shares)	1,471,095	2,270,439	2,686,749
Forfeited/expired after vesting (in shares)	(1,253,565)	(799,344)	(416,310)
As of end of the year (in shares)	217,530	1,471,095	2,270,439
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share)	¥ 5,481	¥ 4,997	¥ 4,873
Forfeited/expired after vesting (in JPY per share)	6,054	5,134	4,641
As of end of the year (in JPY per share)	¥ 5,956	¥ 5,481	¥ 4,997
Restricted stock units (RSUs)
Number of shares
As of beginning of the year (in shares)	317,734	778,451	1,439,536
Granted (in shares)	0	0	23,541
Forfeited before vesting (in shares)	(8,208)	(62,649)	(155,551)
Settled (in shares)	(313,259)	(398,068)	(529,075)
Transfer from Equity-Settled ESOP (in shares)	3,733	0	0
As of end of the year (in shares)	0	317,734	778,451
Liability-settled long-term incentive plan (LTIP)
Number of shares
As of beginning of the year (in shares)	296,640	262,994	0
Granted (in shares)	213,224	153,604	286,316
Forfeited before vesting (in shares)	(30,372)	(25,682)	(29,478)
Settled (in shares)	(197,780)	(120,240)	(59,690)
Transfer from Equity-Settled LTIP (in shares)	85,930	25,964	65,846
As of end of the year (in shares)	367,642	296,640	262,994